INVESTMENT PROPERTIES - Sensitivity Analysis (Details) $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
Discount rate
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	0.25%
Discount rate | Property
Disclosure of fair value measurement of assets [line items]
Total	$ 1,029
Discount rate | Office | Property
Disclosure of fair value measurement of assets [line items]
Total	370
Discount rate | Retail | Property
Disclosure of fair value measurement of assets [line items]
Total	401
Discount rate | LP Investments | Property
Disclosure of fair value measurement of assets [line items]
Total	$ 258
TCR
Disclosure of fair value measurement of assets [line items]
Percentage of reasonably possible increase in unobservable input, assets	0.25%
TCR | Property
Disclosure of fair value measurement of assets [line items]
Total	$ 1,614
TCR | Office | Property
Disclosure of fair value measurement of assets [line items]
Total	594
TCR | Retail | Property
Disclosure of fair value measurement of assets [line items]
Total	619
TCR | LP Investments | Property
Disclosure of fair value measurement of assets [line items]
Total	401
DR and TCR, or ICR | Property
Disclosure of fair value measurement of assets [line items]
Total	2,643
DR and TCR, or ICR | Office | Property
Disclosure of fair value measurement of assets [line items]
Total	957
DR and TCR, or ICR | Retail | Property
Disclosure of fair value measurement of assets [line items]
Total	971
DR and TCR, or ICR | LP Investments | Property
Disclosure of fair value measurement of assets [line items]
Total	$ 715